Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,058,851	¥ 2,133,071
Less accumulated depreciation	1,183,859	1,203,542
Premises and equipment-net	874,992	929,529
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	379,560	380,477
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	765,341	782,367
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	564,273	623,676
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	303,164	310,957
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 46,513	¥ 35,594